Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2012	2011	2010
Share-based compensation expense included in selling, distribution, and administrative expenses	$19,292	$19,896	$20,687
Share-based compensation expense included in other merger and integration costs	2,419	4,148	5,262
Share-based compensation expense included in other restructuring costs	105	290	—

Total share-based compensation expense	$21,816	$24,334	$25,949

Related income tax benefit	$7,511	$8,064	$8,402